INCOME TAXES - Disclosure of detailed information about deferred income tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Deferred tax assets	$ 13,621	$ 7,063
Unrecognized deferred tax assets	(12,696)	(6,688)
Deferred tax liabilities	(1,356)	(832)
Net deferred income tax liabilities	(431)	(457)
Deferred income tax assets	105	0
Deferred income tax liabilities	(536)	(457)
Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	3,184	1,044
Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	828	403
Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	$ 9,609	$ 5,616